Oil and Gas Property, Net - Schedule of Movement of the Oil and Gas Property (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Oil and Gas Property [Abstract]
Beginning Balance	$ 1,427,486	$ 1,999,817	$ 1,999,817
Additional capitalization	102,152		245,202
Depletion	(265,625)	$ (419,503)	(817,533)
Ending Balance	$ 1,264,013		$ 1,427,486